Income Taxes - Schedule of Changes to Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 131	$ 0
Increases related to prior year tax positions	6	28
Increases related to current year tax positions	1,816	103
Balance at end of year	$ 1,953	$ 131